MORGAN STANLEY LIMITED DURATION FUND

522 Fifth Avenue

New York, New York 10036

September 4, 2008

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C.  20549

Re:	Morgan Stanley Limited Duration Fund
File Numbers: 33-50857; 811-7117
Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on August 28, 2008.

Very truly yours,

/s/ Sheri L. Schreck
Sheri L. Schreck
Assistant Secretary

Enclosures

cc:	Amy R. Doberman
Larry Greene